Net Loss per Common Share (Details) - Schedule of antidilutive units excluded from computation of net loss per unit - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	76,244,588	45,041,798
SAFEs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		4,711,711
Unvested Class B units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	1,612,797	3,841,856
Unvested Phantom units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	1,188,862
Unvested Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	3,869,848
Convertible preferred units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		35,935,292
Warrants to purchase Class G units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		267,939
Convertible debt into Class A and preferred units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		285,000
Convertible Class V common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	30,448,081
Public warrants for the purchase of Class A common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	17,250,000
Private warrants for the purchase of Class A common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	10,150,000
Earn-out Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	10,000,000
Escrow Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	1,725,000